Short-term and restricted bank deposits (Narrative) (Details) - Fixed interest rate [Member] - USD [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Period of bank deposits	91-365
Minimum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Deposit interest rate	5.45%	6.26%
Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Deposit interest rate	6.39%	6.55%